Summary of Significant Accounting Policies (Details) - Schedule of Forth Types of Our Revenue ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Principal Transaction Revenue [Line Items]
Total revenue	¥ 1,464,871	$ 206,323	¥ 1,953,257	¥ 1,669,358
Technical services and others [Member]
Principal Transaction Revenue [Line Items]
Total revenue	19,609	2,761	39,395	19,397
Live streaming - consumable virtual items revenue [Member]
Principal Transaction Revenue [Line Items]
Total revenue	1,420,258	200,040	1,886,179	1,617,056
Live streaming - time based virtual item revenue [Member]
Principal Transaction Revenue [Line Items]
Total revenue	¥ 25,004	$ 3,522	¥ 27,683	¥ 32,905